LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
LEASES
LEASES

8.LEASES

The Company’s former subsidiary, SmartKem Limited had operating leases consisting of office space, lab space and equipment with remaining lease terms of 1 to 3 years. As of June 12, 2026, all lease agreements are under the management and control of the administrator.

The table below presents certain information related to the lease costs for the Company’s operating leases for the periods ended:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2026	2025	2026	2025
Operating lease cost	$76	$68	$148	$141
Short-term lease cost	140	9	141	12
Total lease cost	$216	$77	$289	$153

The total lease cost is included in the unaudited condensed consolidated statements of operations as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2026	2025	2026	2025
Research and development	$215	$75	$287	$148
General and administrative	1	2	2	5
Total lease cost	$216	$77	$289	$153

As a result of the deconsolidation of SmartKem Limited, the Company does not have any Right of use lease assets or lease liabilities as of June 30, 2026. Right of use lease assets and lease liabilities for the Company’s operating leases were recorded in the unaudited condensed consolidated balance sheet as follows:

	June 30,	December 31,
(in thousands)	2026	2025
Assets
Right of use assets - Operating Leases	$—	$607
Total lease assets	$—	$607
Liabilities
Current liabilities:
Lease liability, current - Operating Leases	$—	$271
Noncurrent liabilities:
Lease liability, non-current - Operating Leases	—	312
Total lease liabilities	$—	$583

6.LEASES:

The Company has operating leases consisting of office space, lab space, and equipment with remaining lease terms of less than 3 years, subject to certain renewal options as applicable.

The Company evaluates the nature of each lease at the inception of an arrangement to determine whether it is an operating or financing lease and recognizes the right of use asset and lease liability based on the present value of future minimum lease payments over the expected lease term. The Company’s leases do not generally contain an implicit interest rate and therefore the Company uses the incremental borrowing rate it would expect to pay to borrow on a similar collateralized basis over a similar term in order to determine the present value of its lease payments.

On May 22, 2025, the Company renewed its lease for research & development, engineering, testing and corporate offices in Manchester, England. The renewed lease term expires in 2028 with an option for the Company to end the lease in 2027.

On July 14, 2025, the Company entered into a sublease agreement for its office in Taoyuan City, Taiwan. The lease term expires in 2028 and can be terminated with 60 days’ notice.

The Company is not the lessor in any lease agreement, and no related party transactions for lease arrangements have occurred.

The table below presents certain information related to the lease costs for the Company’s operating leases for the periods ended:

	Year Ended December 31,
(in thousands)	2025	2024
Operating lease cost	$297	$293
Short-term lease cost	40	29
Total lease cost	$337	$322

The total lease cost is included in the consolidated statements of operations as follows:

	Year Ended December 31,
(in thousands)	2025	2024
Research and development	$328	$293
General and administrative	9	29
Total lease cost	$337	$322

Right of use lease assets and lease liabilities for our operating leases were recorded in the consolidated balance sheets as follows:

	December 31,	December 31,
(in thousands)	2025	2024
Assets
Right of use assets - Operating Leases	$607	$120
Total lease assets	$607	$120
Liabilities
Current liabilities:
Lease liability, current - Operating Leases	$271	$47
Noncurrent liabilities:
Lease liability, non-current - Operating Leases	312	25
Total lease liabilities	$583	$72

The Company had no right of use lease assets or lease liabilities classified financing leases as of December 31, 2025 and 2024.

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s operating leases as of the period ended:

	Year Ended December 31,
	2025	2024
Weighted average remaining lease term (in years) – operating leases	2.27	1.47
Weighted average discount rate – operating leases	10.64%	10.31%

Undiscounted operating lease liabilities as of December 31, 2025, by year and in the aggregate, having non-cancelable lease terms in excess of one year were as follows:

December 31,
(in thousands)	2025
2026	$323
2027	310
2028	23
Total undiscounted lease payments	656
Less imputed interest	(73)
Total net lease liabilities	$583